Other assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Other assets	$ 1,208	$ 1,435
Other assets current	895	1,189
Other assets non current	313	246
Other liabilites	4,046	3,825
Other liabilites current	2,331	2,205
Other liabilites non current	1,715	1,620
Obligations Arising From Divestments [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	938	914
Contractual Retentions [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	923	611
Advances From Customers [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	317	270
Provisions For Environmental Expenses And Fines [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	506	681
Other Taxes [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	324	301
Unclaimed Dividends [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	187	276
Derivatives Transactions [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	131	129
Obligations Arising From Acquisition Of Equity Interests [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	157	130
Various Creditors [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	142	99
Others [Member]
IfrsStatementLineItems [Line Items]
Other liabilites	421	414
Escrow Account Collateral [Member]
IfrsStatementLineItems [Line Items]
Other assets	685	750
Derivatives Transactions [Member]
IfrsStatementLineItems [Line Items]
Other assets	102	29
Assets Related To E And P Partnerships [Member]
IfrsStatementLineItems [Line Items]
Other assets	275	378
Others [Member]
IfrsStatementLineItems [Line Items]
Other assets	$ 146	$ 278